CONVERTIBLE PROMISSORY NOTE - Fair value of the embedded derivative liability May 10, 2012 (Details) (USD $)	Jun. 30, 2012	May 10, 2012
Debt Disclosure [Abstract]
Fair Value	$ 42,735	$ 51,282
Term	12 months	12 months
Assumed Conversion Price		0.00195
Market Price on Grant Date		0.0032
Volatility Percentage	164	152
Risk-free Rate	0.09	0.09